UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04571
Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: November 30, 2016 – May 31, 2017
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2017

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Pennsylvania Municipal Money Market Fund.	10
Pennsylvania Long-Term Tax-Exempt Fund.	25
About Your Fund’s Expenses.	63
Trustees Approve Advisory Arrangements.	65
Glossary.	67

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2017, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.43% for Investor Shares and 5.48% for Admiral Shares. These results were nearly identical to that of the benchmark index. The average return of the fund’s peers was 4.06%.

• Vanguard Pennsylvania Municipal Money Market Fund returned 0.28%, surpassing the 0.13% average return of its peers.

• The capital return of the Long-Term Fund’s Investor Shares was 3.61%, and its return from interest income was 1.82%.

• Municipal bonds slumped after the U.S. presidential election before rebounding some.

• Hospital municipal bonds contributed to the Long-Term Fund’s performance. Security selection helped the fund in some areas but detracted in others.

• An overweighted allocation to longer-dated and lower-quality bonds added value to the Long-Term Fund.

Total Returns: Six Months Ended May 31, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Municipal Money Market
Fund	0.61%	1.11%	0.28%	0.00%	0.28%
Other States Tax-Exempt Money Market Funds
Average					0.13
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.60%	4.74%	1.82%	3.61%	5.43%
Admiral™ Shares	2.70	4.92	1.87	3.61	5.48
Bloomberg Barclays PA Municipal Bond Index					5.44
Pennsylvania Municipal Debt Funds Average					4.06
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Pennsylvania Municipal Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Municipal Money Market Fund	0.16%	—	0.21%
Pennsylvania Long-Term Tax-Exempt Fund	0.19	0.09%	1.01

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the funds’ annualized expense ratios were: for the Pennsylvania Municipal Money Market Fund, 0.16%;
and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Pennsylvania Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania
Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’
expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

At the end of May, we completed the latest round of expense ratio changes for our U.S.-based funds. The estimated savings for our investors during the six-month period was more than $300 million across our fund lineup—another record for us.1

That’s a remarkable amount, but it’s also business as usual here at Vanguard. After all, we’ve been cutting costs for investors for more than 40 years. Indeed, we’ve become so synonymous with driving down costs that when other investment companies lower their fees, the financial press often refers to it as the “Vanguard effect.”

To be sure, high costs persist in some areas of the industry. But the good news is, our 40-year campaign to lower costs seems to be approaching its mathematical limits, with some fund expenses now near zero not just at Vanguard but at other investment companies as well.

What makes investors successful?

While we’ll continue our drive for cost efficiency, we’ll also keep vigorously promoting our three other linchpin investment principles:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

1 This figure represents cumulative net savings from expense ratio changes for all Vanguard fund share classes announced from December 2016 through May 2017. The estimated savings is the difference between prior and current expense ratios multiplied by average assets under management (AUM). Average AUM is based on averaging one month’s daily average assets over the 12 months of each fund’s fiscal year.

• Discipline. Maintain perspective and long-term discipline.

Today, these tenets are more relevant than ever. They’re essential elements of our Personal Advisor Services recommendations, the model portfolios we develop for financial advisors, and our target-date funds.

We’re convinced that as investors increasingly adopt low-cost portfolios, focusing on goals, balance, and discipline could make the difference between achieving financial objectives and falling short.

Of course, there’s nothing new about our philosophy. And it seems simple enough. But unfortunately, we all have built-in behavioral biases that can make it hard to stick to the plan. We might, for example, allow natural inertia to keep us from rebalancing our portfolios to control risk, or we may become too wedded to an opinion or approach.

Lessons from the last crisis

Although it can be difficult at times to follow proven investing principles, it’s not impossible, even under the most challenging circumstances.

During the financial crisis of 2008–2009, various media outlets asked me whether our investors were pulling out of the

Market Barometer
	Total Returns
	Periods Ended May 31, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.55%	17.48%	15.37%
Russell 2000 Index (Small-caps)	4.33	20.36	14.04
Russell 3000 Index (Broad U.S. market)	10.06	17.69	15.26
FTSE All-World ex US Index (International)	16.80	18.45	8.86

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.52%	1.58%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.16	1.46	3.31
Citigroup Three-Month U.S. Treasury Bill Index	0.26	0.41	0.12

CPI
Consumer Price Index	1.40%	1.87%	1.27%

market and running for the hills. In actuality, we didn’t see that at Vanguard. Our clients were certainly nervous, and they contacted us more often. But for the most part, they didn’t engage in the excessive, panicked trading that can be so destructive to building wealth. Those who relied on financial advisors who follow our philosophy were wisely counseled to stay the course.

The accompanying chart shows the importance of patience and discipline. Investors who maintained a 60% stock/ 40% bond mix through the bear market were amply rewarded afterward, while those who fled stocks when they hit bottom were left far behind.

It’s not different this time

Today, nearly a decade after the global financial crisis, the world seems very different. Market indexes recently hit a series of all-time highs. With the wind at their backs and the increasing availability of low-cost funds, investors may be tempted to ask, “What could go wrong?” The answer is, “A lot.” Performance chasing and market-timing won’t be any more effective with low-cost funds than they are with high-cost funds.

Reacting to volatility can hurt returns
Investors who kept a balanced portfolio through the 2008–2009 crash were rewarded

Notes: On October 31, 2007, close to the equity market’s peak, the value of a hypothetical 60/40 portfolio is set at 100. Subsequent returns are calculated relative to this starting value of 100. It is assumed that all dividends and income are reinvested in the components of the indexes. The initial allocation for the portfolios was 42% U.S. stocks, 18% international stocks, and 40% U.S. bonds. The rebalanced portfolio is returned to this allocation every month-end. Returns for the U.S. stock allocation are based on the MSCI US Broad Market Index. Returns for the international stock allocation are based on the MSCI All Country World Index ex USA. Returns for the bond allocation are based on the
Bloomberg Barclays U.S. Aggregate Bond Index. Returns for the cash allocation are based on the Citigroup 3-Month U.S. Treasury Bill Index.
Sources: Vanguard, using data provided by Thomson Reuters Datastream.

Whether markets are sunny or stormy, investors need to stick to their investment plans, maintain balanced and diversified portfolios, and think long-term.

We strive to help investors follow the principles that lead to enduring success. I’d like to think that will be the real “Vanguard effect.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2017

Advisor’s Report

For the six months ended May 31, 2017, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.43% for Investor Shares and 5.48% for Admiral Shares. The fund virtually matched its benchmark, the Bloomberg Barclays Pennsylvania Municipal Bond Index, which returned 5.44%, and surpassed the 4.06% average return of its peers.

Price appreciation and interest income contributed solidly to results. For both Investor and Admiral Shares, the capital return was 3.61%. Return from income was 1.82% for Investor Shares and 1.87% for Admiral Shares. Municipal bond yields crept a bit higher over the period. The fund’s 30-day SEC yield inched to 2.60% from 2.55% for Investor Shares and to 2.70% from 2.67% for Admiral Shares.

Vanguard Pennsylvania Municipal Money Market Fund returned 0.28%, exceeding the 0.13% average return of its peers. Yields for tax-exempt money market instruments also moved higher, and the fund’s 7-day SEC yield rose to 0.61% from 0.42%.

The funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, however, only the Money Market Fund owned such securities.

The investment environment

During the period, the Federal Reserve increased interest rates twice. The second move, in March, put the federal funds rate

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2016	2017
2 years	1.16%	0.89%
5 years	1.85	1.22
10 years	2.52	1.90
30 years	3.26	2.74
Source: Vanguard.

at 0.75%–1.00% and marked just the third time the Fed has raised rates since the financial crisis.

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. In May, unemployment hit 4.3%, its lowest level since 2001. Wages ticked up and some commodities, including oil, posted price increases, helping inflation come closer to the Fed’s 2% target. Against that backdrop, the Fed signaled that additional hikes could be announced soon.

In Pennsylvania, the unemployment rate decreased from 5.5% to 4.9%. The commonwealth’s economy grew at about the same rate as the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Pennsylvania increased about 1.5% between November 2016 and April 2017, while the national index rose about 1.1%. From its low point in 2009 through April 2017, the bank’s index for Pennsylvania climbed about 21%, compared to an increase of about 24% for the U.S. index. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Pennsylvania ended fiscal year 2016 with a total deficit of just under $1 billion. For fiscal year 2017, the budget was ostensibly balanced through the use of approximately $500 million in one-time revenue measures. However, revenues are currently tracking below projections by nearly that amount.

For fiscal year 2018, a nearly $3 billion deficit is projected. That year’s proposed budget would address the deficit through a series of revenue measures expected to raise about $1 billion, along with significant expense cuts totaling just over $2 billion.

Also of note was the passage of a bipartisan pension reform law in early June 2017, which will move all new state employees to either a 401(k)-style plan or a hybrid 401(k)-defined benefit plan. The law will not address the existing unfunded liability of nearly $70 billion, but it is a step in the right direction.

Although Pennsylvania faces a negative credit trend until its structural budget issues are resolved, its credit ratings from Moody’s, Fitch, and Standard & Poor’s remained unchanged during the period: Aa3 with a stable outlook from Moody’s, AA– with a stable outlook from Fitch, and AA– with a negative outlook from S&P.

Shortly after the period closed, S&P placed the commonwealth’s ratings on credit watch negative because of ongoing concerns about the structural deficit. A spending plan was approved; however, because a revenue plan was not yet in place, a budget was not finalized by the June 30 deadline. We expect the credit watch to be resolved within 90 days of this writing.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent analyses of bonds owned by the fund. Our investment process relies on robust risk management that monitors the fund’s positioning.

The fund’s A-rated and Baa-rated bonds and its bonds with maturities of 10–20 years boosted its performance compared to the benchmark index. Its Aa-rated bonds and bonds with maturities of less than 1 year lagged.

Weaker results among transportation revenue and general obligation state issues were somewhat offset by our stronger university revenue and hospital revenue holdings.

A look ahead

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth, with real GDP likely to be around 2% in 2017, or maybe closer to 2.5% if the implementation of the administration’s agenda has a positive effect on the economy. While job growth may slow as the labor market tightens, competition for labor could push up the pace of annual wage increases. That should provide some support to inflation in the short term, but not enough to make it significantly overshoot the central bank’s 2% target.

We’re encouraged by the Fed’s decision to continue the process of normalizing rates, which have been near zero since 2009.

By year end, the federal funds rate could increase to 1.25%–1.5% and we might see the Fed begin to reduce its balance sheet. In any case, we think the Fed will maintain its gradual and “dovish” policy approach given the structural anti-inflationary forces still at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if U.S. yields remain attractive compared with those of other developed economies. International demand should help cap how high U.S. bond yields can rise.

Although the pro-business, pro-growth agenda of the new administration could give the economy a boost, what laws will get passed and the financial markets’ reaction remain to be seen. Needless to say, we will closely monitor developments that could cloud the outlook for munis. These could include changes to the marginal tax rates for individuals and corporations, a cap on the level of muni tax exemption, and increased muni issuance if infrastructure spending ramps up significantly.

Although we may see more volatility in 2017, we would expect munis to offer relative stability and a steady stream of income. Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

James M. D’Arcy, CFA, Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

June 19, 2017

Pennsylvania Municipal Money Market Fund

Fund Profile
As of May 31, 2017

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.61%
Average Weighted
Maturity	10 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratio was 0.16%.

Pennsylvania Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2007	3.64%	3.14%
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.25	0.08
2017	0.28	0.13

7-day SEC yield (5/31/2017): 0.61%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Municipal Money
Market Fund	6/13/1988	0.41%	0.09%	0.60%

See Financial Highlights for dividend information.

Pennsylvania Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Pennsylvania (99.2%)
	Allegheny County PA GO VRDO	0.770%	6/7/17 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie Mellon
	University) VRDO	0.800%	6/1/17	83,320	83,320
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran) VRDO	0.780%	6/7/17 LOC	39,680	39,680
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional Medical
	Center) VRDO	0.770%	6/7/17 LOC	5,460	5,460
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional Medical
	Center) VRDO	0.770%	6/7/17 LOC	22,000	22,000
[1,2]	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.980%	6/1/17 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.840%	6/1/17 LOC	19,700	19,700
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.840%	6/1/17 LOC	20,100	20,100
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.770%	6/7/17	10,400	10,400
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.750%	6/7/17 LOC	27,995	27,995
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.770%	6/7/17 LOC	21,665	21,665
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.770%	6/7/17 LOC	12,340	12,340
	Butler County PA General Authority Revenue
	(North Allegheny School District Project) VRDO	0.770%	6/7/17	25,810	25,810
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.780%	6/7/17 LOC	11,110	11,110

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Butler County PA Hospital Authority Revenue
(Concordia Lutheran Obligated Group) VRDO	0.780%	6/7/17 LOC	7,345	7,345
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.810%	6/7/17 LOC	9,000	9,000
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,369
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.680%	6/1/17	74,945	74,945
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	2,100	2,100
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	13,500	13,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/17 (Prere.)	1,425	1,430
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.750%	6/7/17 LOC	15,965	15,965
East Stroudsburg PA Area School District GO	7.750%	9/1/17 (Prere.)	4,040	4,108
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	900	900
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	2,800	2,800
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	6,800	6,800
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	18,600	18,600
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	12,000	12,000
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	800	800
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	6,300	6,300
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	15,900	15,900
Emmaus PA General Authority Revenue VRDO	0.770%	6/7/17 LOC	6,500	6,500
Emmaus PA General Authority Revenue VRDO	0.780%	6/7/17 LOC	36,485	36,485
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.800%	6/7/17	2,785	2,785
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.800%	6/7/17	5,230	5,230
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.800%	6/7/17	5,000	5,000
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.810%	6/7/17	11,935	11,935
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.740%	6/1/17	1,000	1,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.750%	6/1/17	24,990	24,990
Haverford Township PA School District GO VRDO	0.790%	6/7/17 LOC	20,760	20,760
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.800%	6/7/17 (Prere.)	3,410	3,410

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.800%	6/7/17 (Prere.)	6,765	6,765
2 Lancaster County PA Hospital Authority Revenue
(University of Pennsylvania Health System) TOB
VRDO	0.820%	6/7/17	3,750	3,750
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	6,930	7,001
Lower Merion PA School District GO VRDO	0.760%	6/7/17 LOC	33,030	33,030
Lower Merion PA School District GO VRDO	0.760%	6/7/17 LOC	23,965	23,965
Montgomery County PA GO VRDO	0.760%	6/1/17	8,680	8,680
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) VRDO	0.760%	6/7/17 LOC	19,000	19,000
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.800%	6/7/17 LOC	9,765	9,765
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.790%	6/7/17	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.790%	6/7/17	5,090	5,090
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.790%	6/7/17	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
VRDO	0.760%	6/7/17	8,855	8,855
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
VRDO	0.770%	6/7/17	15,130	15,130
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
VRDO	0.770%	6/7/17	7,275	7,275
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.800%	6/7/17 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue (IESI
PA Corporation Project) VRDO	0.820%	6/7/17 LOC	14,000	14,000
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/17	7,605	7,631
2 Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)
TOB VRDO	0.810%	6/7/17 (13)	9,900	9,900
Pennsylvania GO	5.000%	6/1/17	1,100	1,100
Pennsylvania GO	5.000%	7/1/17	1,500	1,505
Pennsylvania GO	5.000%	7/1/17	2,500	2,508
Pennsylvania GO	5.000%	8/1/17 (Prere.)	9,290	9,355
Pennsylvania GO	5.000%	8/15/17	2,275	2,294
Pennsylvania GO	5.000%	11/15/17	1,000	1,019
Pennsylvania GO	5.000%	5/1/18	1,460	1,514

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Pennsylvania GO TOB VRDO	0.810%	6/7/17	5,000	5,000
2 Pennsylvania GO TOB VRDO	0.820%	6/7/17	10,400	10,400
2 Pennsylvania GO TOB VRDO	0.820%	6/7/17	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.760%	6/1/17 LOC	3,550	3,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.760%	6/7/17 LOC	12,885	12,885
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.760%	6/7/17 LOC	24,325	24,325
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.770%	6/7/17 LOC	26,935	26,935
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.780%	6/7/17 LOC	3,900	3,900
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.810%	6/7/17	6,665	6,665
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.810%	6/7/17	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.850%	6/7/17	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.700%	6/7/17 LOC	69,695	69,695
Pennsylvania Housing Finance Agency
Multifamily Housing Revenue VRDO	0.780%	6/7/17 LOC	4,950	4,950
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.810%	6/7/17	6,735	6,735
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.810%	6/7/17	15,300	15,300
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.810%	6/7/17	3,270	3,270
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.840%	6/7/17	2,240	2,240
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.780%	6/7/17	6,000	6,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.780%	6/7/17	16,540	16,540
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.780%	6/7/17	2,330	2,330
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.790%	6/7/17	20,400	20,400
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.790%	6/7/17	6,680	6,680
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.790%	6/7/17	800	800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.790%	6/7/17	6,535	6,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.810%	6/7/17	5,440	5,440
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.810%	6/7/17	24,275	24,275

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.810%	6/7/17	19,600	19,600
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.810%	6/7/17	15,955	15,955
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.810%	6/7/17	6,385	6,385
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.850%	7/3/17	5,020	5,020
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/17	1,500	1,502
2 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.800%	6/7/17	6,315	6,315
Pennsylvania State University Revenue PUT	0.660%	6/1/17	42,000	42,000
2 Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue TOB VRDO	0.800%	6/7/17 (Prere.)	10,500	10,500
Philadelphia Airport CP	0.820%	6/15/17 LOC	12,000	12,000
Philadelphia Airport CP	0.950%	8/3/17 LOC	3,000	3,000
Philadelphia Airport CP	1.000%	10/2/17 LOC	6,000	6,000
Philadelphia Authority for Industrial Development
Revenue (Gift of Life Donor Program) VRDO	0.750%	6/7/17 LOC	9,975	9,975
Philadelphia PA Airport Revenue VRDO	0.770%	6/7/17 LOC	28,790	28,790
Philadelphia PA Airport Revenue VRDO	0.780%	6/7/17 LOC	17,505	17,505
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	0.800%	6/7/17	7,500	7,500
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	0.800%	6/7/17	3,750	3,750
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	11,000	11,153
Philadelphia PA Gas Works Revenue CP	0.900%	6/5/17 LOC	21,500	21,500
Philadelphia PA Gas Works Revenue VRDO	0.750%	6/7/17 LOC	30,000	30,000
Philadelphia PA Gas Works Revenue VRDO	0.760%	6/7/17 LOC	5,545	5,545
Philadelphia PA Gas Works Revenue VRDO	0.770%	6/7/17 LOC	24,225	24,225
Philadelphia PA Gas Works Revenue VRDO	0.770%	6/7/17 LOC	21,125	21,125
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) TOB VRDO	0.800%	6/7/17	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.780%	6/1/17	52,100	52,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.780%	6/1/17	3,500	3,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.780%	6/1/17	11,145	11,145
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.750%	6/7/17 LOC	40,050	40,050
Philadelphia PA TRAN	2.000%	6/30/17	14,455	14,467
Philadelphia PA Water & Waste Water Revenue
VRDO	0.740%	6/7/17 LOC	34,170	34,170

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.750%	6/7/17 LOC	66,400	66,400
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.770%	6/7/17 LOC	14,500	14,500
Ridley PA School District GO VRDO	0.790%	6/7/17 LOC	11,540	11,540
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.810%	6/7/17	9,710	9,710
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.810%	6/7/17	10,000	10,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.810%	6/7/17	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.810%	6/7/17	6,670	6,670
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.730%	6/7/17	44,200	44,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.770%	6/7/17	18,105	18,105
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.820%	6/7/17	2,525	2,525
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/15/17	25,000	25,072
University of Pittsburgh PA Revenue CP	0.780%	6/28/17	17,000	17,000
University of Pittsburgh PA Revenue CP	0.850%	6/28/17	13,000	13,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.760%	6/7/17	13,915	13,915
Total Tax-Exempt Municipal Bonds (Cost $1,945,748)				1,945,748

Pennsylvania Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	131
Receivables for Investment Securities Sold	8,110
Receivables for Accrued Income	3,004
Receivables for Capital Shares Issued	7,391
Other Assets	5,716
Total Other Assets	24,352
Liabilities
Payables for Investment Securities Purchased	(1,514)
Payables for Capital Shares Redeemed	(4,521)
Payables for Distributions	(42)
Payables to Vanguard	(2,881)
Other Liabilities	(13)
Total Liabilities	(8,971)
Net Assets (100%)
Applicable to 1,960,913,437 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,961,129
Net Asset Value Per Share	$1.00

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,961,017
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	108
Net Assets	1,961,129

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $232,355,000, representing 11.8% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	7,046
Total Income	7,046
Expenses
The Vanguard Group—Note B
Investment Advisory Services	271
Management and Administrative	1,022
Marketing and Distribution	227
Custodian Fees	10
Shareholders’ Reports	17
Trustees’ Fees and Expenses	1
Total Expenses	1,548
Net Investment Income	5,498
Realized Net Gain (Loss) on Investment Securities Sold	108
Net Increase (Decrease) in Net Assets Resulting from Operations	5,606

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,498	4,668
Realized Net Gain (Loss)	108	8
Net Increase (Decrease) in Net Assets Resulting from Operations	5,606	4,676
Distributions
Net Investment Income	(5,499)	(4,663)
Realized Capital Gain	—	—
Total Distributions	(5,499)	(4,663)
Capital Share Transactions (at $1.00 per share)
Issued	639,466	1,242,404
Issued in Lieu of Cash Distributions	5,262	4,476
Redeemed	(554,712)	(1,435,183)
Net Increase (Decrease) from Capital Share Transactions	90,016	(188,303)
Total Increase (Decrease)	90,123	(188,290)
Net Assets
Beginning of Period	1,871,006	2,059,296
End of Period[1]	1,961,129	1,871,006
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.002	.0001	.0001	.0001	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.002	.0001	.0001	.0001	.0003
Distributions
Dividends from Net Investment Income	(.003)	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.28%	0.25%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,961	$1,871	$2,059	$2,225	$2,455	$2,474
Ratio of Expenses to
Average Net Assets	0.16%	0.13%[2]	0.05%[2]	0.06%[2]	0.10%[2]	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	0.57%	0.24%	0.01%	0.01%	0.01%	0.03%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, 0.16%
for 2013, and 0.16% for 2012. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Pennsylvania Tax-Exempt Money Market Fund to Pennsylvania Municipal Money Market Fund in March 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Pennsylvania Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $131,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended May 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $304,825,000 and $126,905,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.60%	2.70%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		PA	Barclays
		Muni Bond	Municipal
	Fund	Index	Bond Index

Number of Bonds	704	1,812	50,785

Yield to Maturity
(before expenses)	2.6%	2.4%	2.1%

Average Coupon	4.8%	4.8%	4.8%

Average Duration	7.0 years	6.6 years	6.2 years

Average Stated
Maturity	16.2 years	12.9 years	12.9 years

Short-Term
Reserves	3.0%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.05	1.07
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.2%
1 - 3 Years	5.1
3 - 5 Years	2.3
5 - 10 Years	7.3
10 - 20 Years	48.4
20 - 30 Years	31.7
Over 30 Years	2.0

Distribution by Credit Quality (% of portfolio)
AAA	0.2%
AA	45.4
A	43.8
BBB	8.2
BB	0.3
Not Rated	2.1

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of
which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Investment Focus

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
				Bloomberg
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.50%	-2.20%	2.30%	3.40%
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	3.67	0.03	3.70	3.35
2016	3.42	-3.20	0.22	-0.31
2017	1.82	3.61	5.43	5.44
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.32%	3.71%	3.99%	0.19%	4.18%
Admiral Shares	5/14/2001	0.43	3.79	4.07	0.19	4.26

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (99.6%)
Allegheny County PA GO	5.000%	11/1/27	2,575	2,905
Allegheny County PA GO	5.000%	11/1/29	4,000	4,801
Allegheny County PA GO	4.000%	11/1/30	3,000	3,256
Allegheny County PA GO	5.000%	12/1/30	1,365	1,581
Allegheny County PA GO	5.250%	12/1/32	1,000	1,169
Allegheny County PA GO	5.250%	12/1/33	1,000	1,164
Allegheny County PA GO	5.000%	12/1/34	3,600	4,085
Allegheny County PA GO	5.000%	12/1/34	1,695	1,937
Allegheny County PA GO	5.000%	12/1/37	10,000	11,336
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,336
Allegheny County PA GO	5.000%	11/1/41	10,450	12,097
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.800%	6/1/17	1,300	1,300
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,767
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/28	1,950	2,321
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/30	2,375	2,571
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/30	1,180	1,359
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/31	1,550	1,667
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/33	2,045	2,180
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,375	1,519

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,347
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.604%	2/1/37	3,000	2,748
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	11,732
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.840%	6/1/17 LOC	5,560	5,560
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.840%	6/1/17 LOC	26,500	26,500
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,672
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,366
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,922
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,008
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,865
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,802
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,984
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,053
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,191
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,294
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	270
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,198
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,377
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,812
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,209
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,706
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,825
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,049
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,538
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,722
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,448

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Bristol Township PA School District GO TOB
VRDO	1.030%	6/7/17	12,715	12,715
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,260
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,222
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,889
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,134
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	0.810%	6/7/17 (4)	8,300	8,300
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	349
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	590
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	571
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	623
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,906
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,550
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,907
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,538
Cambria County PA GO	5.000%	8/1/23 (ETM)	245	296
Cambria County PA GO	5.000%	8/1/23 (15)	1,255	1,448
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,417
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	6,230	7,154
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,799
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,879
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,309
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,510
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,474
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	591
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,610
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,168
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,104
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,067
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,200

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,380
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,655
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,035
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,548
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,301
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,300
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,123
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,710
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,894
Chester County PA GO	5.000%	11/15/31	3,000	3,510
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,955
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,851
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,178
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	829
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,127
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,167
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,984
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,201
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,364
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,097
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,544
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,584
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,616
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	1,953

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	215
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,178
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	878
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	933
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,510
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,640
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,231
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	4,005
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,623
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	137
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	14,119
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	148
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	4,021
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,337
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,123
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/34	1,275	1,455
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	1,000	1,138
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/36	500	567
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,533
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,960
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,195	1,416

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	765	903
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	9,075	10,485
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,738
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,834
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,694
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.680%	6/1/17	1,350	1,350
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,752
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,701
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,391
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	586
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,648
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,282
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,843
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,112
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	22,006
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	16,500	19,086
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,698
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,598
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,014
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,331
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,105
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,028
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,982
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,857
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,585
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,269

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	184
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	8,650	10,662
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	5,495	7,016
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,166
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,905
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,283
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,095
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	943
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,610
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	894
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,370
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,064
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,320
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,445
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,943
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,746
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,300
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	290
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	289
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,635
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,469
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,539
2 Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,368
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,459
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,640
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/19 (Prere.)	5,000	5,410
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/19 (Prere.)	20,735	22,489
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,210	4,918
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	5,076

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,580
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	14,903
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	25,000	25,626
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.740%	6/1/17	800	800
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.750%	6/1/17	900	900
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	204
Hampden Township PA GO	5.000%	5/15/31	880	984
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,456
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,199
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	8,184
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	356
Lackawanna County PA GO	5.000%	9/15/17 (Prere.)	1,975	1,999
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,786
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	990
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,414
Lancaster County PA Hospital Authority Revenue
(Brethren Village Project)	5.000%	7/1/25	715	799
Lancaster County PA Hospital Authority Revenue
(Brethren Village Project)	5.000%	7/1/30	750	816
Lancaster County PA Hospital Authority Revenue
(Brethren Village Project)	5.000%	7/1/31	1,300	1,409
Lancaster County PA Hospital Authority Revenue
(Brethren Village Project)	5.000%	7/1/32	725	780
Lancaster County PA Hospital Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/42	7,825	8,887
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/30	3,000	3,450
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/31	4,235	4,840
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/32	2,600	2,962
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	7,000	8,077
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	545
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,380
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,425
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,394
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,912
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,351
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,588

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,146
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	14,000	14,496
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	5,947
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,809
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,829
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,877
Lycoming County PA Authority College
Revenue (Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,248
Lycoming County PA Authority College
Revenue (Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,123
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	609
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,368
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,595
Middletown PA School District GO	5.000%	3/1/29	1,660	1,872
Middletown PA School District GO	5.000%	3/1/30	2,865	3,218
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,510
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,009
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,690
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,494
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,916
Montgomery County PA GO	4.000%	4/1/29	3,080	3,410
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	14,646
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,292
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,877
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,109
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,314
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,366
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,394

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,145
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,130
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,000	12,975
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,402
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,268
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,521
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,227
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,917
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,553
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,469
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	861
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,004
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	10,000	11,339
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,766
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,600
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,800
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,574
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home
Society Obligated Group)	5.625%	7/1/30	1,000	1,063
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home
Society Obligated Group)	6.000%	7/1/45	3,500	3,764
Mount Lebanon PA Hospital Authority
Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,829

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority College Revenue (Moravian College)	5.000%	10/1/40	1,125	1,240
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	45	47
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,379
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/28	3,975	4,695
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/29	2,000	2,338
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	10,000	11,023
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,669
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	4.000%	11/15/34	7,535	8,093
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	4.000%	11/15/35	4,090	4,379
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	4.000%	11/15/36	6,000	6,394
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,825
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,027
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,288
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,406
Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,292
Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.000%	3/1/37	3,640	3,957
Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,324
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/27	500	592
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/29	1,200	1,295
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30	1,900	2,037
Palmer Township PA GO	4.000%	5/15/29	1,435	1,558
Palmer Township PA GO	4.000%	5/15/30	1,495	1,610
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,085	8,887
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,341

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,356
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,513
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,875
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,391
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,277
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,520
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,766
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,482
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,625
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,765
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/35	4,000	4,148
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,140
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/41	8,500	8,712
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,952
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,613
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,079
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.860%	6/7/17	3,610	3,610
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.880%	6/7/17	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,414
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,924
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,678

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,401
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,056
Pennsylvania GO	5.000%	8/1/17	10,000	10,070
Pennsylvania GO	5.000%	7/1/20	7,300	8,149
Pennsylvania GO	5.000%	11/15/20	8,740	9,740
Pennsylvania GO	5.375%	7/1/21	16,000	18,598
Pennsylvania GO	5.000%	7/1/22	10,000	11,736
Pennsylvania GO	4.000%	7/1/23	4,000	4,472
Pennsylvania GO	5.000%	8/15/24	5,000	6,015
Pennsylvania GO	5.000%	11/15/24	10,000	11,449
Pennsylvania GO	5.000%	1/15/25	10,000	12,060
Pennsylvania GO	5.000%	6/1/25	10,000	11,609
Pennsylvania GO	5.000%	11/15/25	10,000	11,426
Pennsylvania GO	5.000%	2/1/26	8,355	10,141
Pennsylvania GO	5.000%	6/1/26	10,000	11,577
Pennsylvania GO	5.000%	11/15/26	6,705	7,649
Pennsylvania GO	5.000%	6/1/27	10,000	11,515
Pennsylvania GO	5.000%	9/15/27	20,000	24,257
Pennsylvania GO	5.000%	9/15/27	15,000	18,193
Pennsylvania GO	5.000%	1/15/28	5,000	6,052
Pennsylvania GO	5.000%	3/15/28	18,550	21,821
Pennsylvania GO	5.000%	4/1/28	10,000	11,473
Pennsylvania GO	5.000%	6/1/28	5,000	5,721
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,013
Pennsylvania GO	5.000%	9/15/28	10,350	12,417
Pennsylvania GO	4.000%	10/15/28	10,000	10,887
Pennsylvania GO	4.000%	4/1/29	10,000	10,766
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,872
Pennsylvania GO	5.000%	11/15/29	5,000	5,690
Pennsylvania GO	4.000%	4/1/30	10,000	10,684
Pennsylvania GO	4.000%	6/15/30	10,000	10,699
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,281
Pennsylvania GO	5.000%	10/15/30	6,650	7,629
Pennsylvania GO	4.000%	2/1/31	17,875	19,230
Pennsylvania GO	5.000%	10/15/31	14,955	17,078
Pennsylvania GO	4.000%	2/1/32	18,870	20,151
Pennsylvania GO	5.000%	6/1/32	8,115	9,039
Pennsylvania GO	5.000%	8/1/32	4,000	4,554
Pennsylvania GO	5.000%	8/15/32	8,000	9,231
Pennsylvania GO	5.000%	10/15/32	15,000	17,063
Pennsylvania GO	4.000%	2/1/33	5,585	5,916
Pennsylvania GO	5.000%	8/1/33	4,000	4,535
Pennsylvania GO	4.000%	9/15/34	10,000	10,564
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,532
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,437
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	618

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,296
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,274
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	533
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,660
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,436
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,369
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,228
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,031
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,128
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,836
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,446
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,980
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	544
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,491
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,713
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,070
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,791
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,916
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,033
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,211
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,463
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,201
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,310
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,387

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,181
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,131
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,474
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,163
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,017
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,405
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,392
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	10,891
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,662
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,340
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,545
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,874
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,918
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,229
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/31	4,000	4,421
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/34	2,200	2,383
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/35	2,275	2,453
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/36	1,400	1,504
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	8/15/46	5,000	5,850
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,200
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	590

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,412
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	877
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,221
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,364
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,106
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,783
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,521
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,220
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,832
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/36	7,265	8,172
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,239
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,592
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University.)	6.000%	7/1/21	2,125	2,338
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University.)	5.000%	7/1/31	4,000	4,207
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,205	1,258
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,507
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	5,000	4,830
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,543
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,770
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,221

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,565
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,066
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,817
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,967
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,407
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	2,775	2,928
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	2,000	2,287
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	1,610	1,846
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32	2,750	3,184
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33	2,000	2,304
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,696
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,408
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,495
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,318
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,266
Pennsylvania State University Revenue	5.000%	9/1/31	1,500	1,842
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,648
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,976
Pennsylvania State University Revenue	5.000%	9/1/33	4,820	5,850
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,574
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,543
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,942
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,359
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	5,033
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,522
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,975
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,767
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,056
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,015	4,742
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,560
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	8,116
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	941
3 Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	22,753

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,610	4,976
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	13,000	14,233
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	15,135	16,725
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,559
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	10,000	10,906
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,716
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	8,248
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,533
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,658
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,015
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,159
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,798
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,974
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,525	10,969
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,050
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,479
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,153
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,370
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,263
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,192
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,962
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,254
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,377
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,060
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	11,281
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,395
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,380
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,075
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,706
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,083
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	4,035	4,293
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	22,061
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	16,040	17,145
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,244
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,271
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,098
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	5,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,193
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,907
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,386
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,470
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,945
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,694
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,698
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,976
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,273
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,551
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,515
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	17,971
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,204
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.030%	6/7/17	13,820	13,820

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.030%	6/7/17	6,400	6,400
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,472
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,505
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,319
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,528
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,398
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,647
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,121
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,510
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,293
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,779
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,128
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,323
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,434
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,432
2 Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,290
2 Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,588
2 Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,279
2 Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	3,994
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,246
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,775
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,416
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	18,105
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (ETM)	25	25
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,475	1,495

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	60	61
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	3,000	3,041
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	25
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	77
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	28
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	45
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	62
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,000	4,799
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	275	278
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,821
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,303
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,293
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,551
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,996
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	1,000	1,158
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,272
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,869
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	1,435	1,639
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,166
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	71
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	90	99
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,424
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	5,052
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,355
Philadelphia PA GO	5.000%	8/1/30	4,000	4,594
Philadelphia PA GO	5.000%	8/1/32	3,000	3,517
Philadelphia PA GO	5.250%	7/15/33	3,585	4,115
Philadelphia PA GO	6.000%	8/1/36	7,430	8,438
Philadelphia PA GO VRDO	0.770%	6/7/17 LOC	700	700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.780%	6/1/17	485	485
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,543
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	4.500%	7/1/37	410	411
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,752
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.780%	6/1/17	1,450	1,450
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,004

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	641
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,850	3,067
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,575
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	10,449
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,318
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,454
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	314
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	20,879
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,242
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,208
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,740
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,713
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,670
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,619
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,954
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,195
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,742
Philadelphia PA School District GO	5.000%	9/1/36	2,000	2,187
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,181
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,176
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	972
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,680
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,681
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,798
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/32	6,440	6,885
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32	1,000	1,192
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,322
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/34	2,000	2,353
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,657
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,569
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,295
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,657
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,957
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,017
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,930
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	19,600	22,058
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	4,000	4,546
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,432
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.840%	6/7/17 (4)	5,100	5,100
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,776

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburgh PA GO	5.000%	9/1/30	500	599
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,305
Pittsburgh PA GO	5.000%	9/1/34	550	645
Pittsburgh PA GO	5.000%	9/1/35	600	702
Pittsburgh PA GO	5.000%	9/1/36	700	816
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	8,131
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	10,000	6,930
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36	5,000	5,750
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40	5,000	5,695
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,531
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,095
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	7,014
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	11,155	12,382
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,124
Scranton PA School District GO	5.000%	6/1/27	1,000	1,106
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/17 (Prere.)	4,075	4,146
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,803
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,055
2 Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,414
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,156
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,534
2 Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,499
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,346
2 Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	696
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,418
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,915
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	2,055	2,107

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,691
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,228
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	8,897
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,209
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,722
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,267
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,767
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,707
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,494
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,485
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,650
State College PA Area School District GO	5.000%	3/15/34	2,000	2,301
State College PA Area School District GO	5.000%	3/15/40	3,000	3,398
State Public School Building Authority P
ennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,235
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,405
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,198
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,764
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,164
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,110
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,403
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,702
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,386
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,906

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	19,086
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,190
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,598
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,570
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,013
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,909
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	479
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,218
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,172
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,260
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,260
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,920
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,662
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,508
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,868
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/21 (Prere.)	330	387
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	325	372
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,600	6,419
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,121
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,848
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,653
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,892
West View PA Municipal Authority Water Revenue	5.000%	11/15/33	1,500	1,746
West View PA Municipal Authority Water Revenue	5.000%	11/15/34	1,500	1,739
West York PA Area School District GO	5.000%	4/1/33	4,245	4,832

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Westmoreland County PA Industrial Development
Authority Revenue	4.720%	7/1/35	6,650	6,944
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,610
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	660	663
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,695
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,830
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,137
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.930%	6/7/17	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.930%	6/7/17	3,685	3,685
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.000%	6/7/17	5,770	5,770
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,381
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,463
Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,806
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,164
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,663
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,787
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,132
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,512
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,470
York County PA GO	5.000%	6/1/31	2,180	2,603
York County PA GO	5.000%	6/1/38	5,000	5,728
				3,450,651
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,259
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,123
				6,382
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,303,906)				3,457,045

Pennsylvania Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	231
Receivables for Investment Securities Sold	175
Receivables for Accrued Income	48,094
Receivables for Capital Shares Issued	789
Other Assets	881
Total Other Assets	50,170
Liabilities
Payables for Investment Securities Purchased	(31,947)
Payables for Capital Shares Redeemed	(2,549)
Payables for Distributions	(3,555)
Payables to Vanguard	(3,805)
Other Liabilities	(97)
Total Liabilities	(41,953)
Net Assets (100%)	3,465,262

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,302,684
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9,601
Unrealized Appreciation (Depreciation)
Investment Securities	153,139
Futures Contracts	(162)
Net Assets	3,465,262

Investor Shares—Net Assets
Applicable to 28,034,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	325,378
Net Asset Value Per Share—Investor Shares	$11.61

Admiral Shares—Net Assets
Applicable to 270,531,414 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,139,884
Net Asset Value Per Share—Admiral Shares	$11.61

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $92,339,000, representing 2.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
3 Securities with a value of $790,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	62,530
Total Income	62,530
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative—Investor Shares	226
Management and Administrative—Admiral Shares	1,033
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—Admiral Shares	103
Custodian Fees	17
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	1
Total Expenses	1,685
Net Investment Income	60,845
Realized Net Gain (Loss)
Investment Securities Sold	11,373
Futures Contracts	(55)
Realized Net Gain (Loss)	11,318
Change in Unrealized Appreciation (Depreciation)
Investment Securities	107,453
Futures Contracts	(106)
Change in Unrealized Appreciation (Depreciation)	107,347
Net Increase (Decrease) in Net Assets Resulting from Operations	179,510

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,845	123,753
Realized Net Gain (Loss)	11,318	18,844
Change in Unrealized Appreciation (Depreciation)	107,347	(135,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	179,510	7,418
Distributions
Net Investment Income
Investor Shares	(5,523)	(12,145)
Admiral Shares	(55,289)	(111,612)
Realized Capital Gain[1]
Investor Shares	(1,521)	(1,161)
Admiral Shares	(14,781)	(9,594)
Total Distributions	(77,114)	(134,512)
Capital Share Transactions
Investor Shares	1,795	(21,169)
Admiral Shares	(28,536)	267,730
Net Increase (Decrease) from Capital Share Transactions	(26,741)	246,561
Total Increase (Decrease)	75,655	119,467
Net Assets
Beginning of Period	3,389,607	3,270,140
End of Period[2]	3,465,262	3,389,607

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $296,000 and $197,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.26	$11.67	$11.69	$11.04	$11.93	$11.20
Investment Operations
Net Investment Income	.198	.411	.421	.427	.422	.421
Net Realized and Unrealized Gain (Loss)
on Investments	.405	(.371)	.003	.650	(.890)	.730
Total from Investment Operations	.603	.040	.424	1.077	(.468)	1.151
Distributions
Dividends from Net Investment Income	(.198)	(. 411)	(. 421)	(. 427)	(. 422)	(. 421)
Distributions from Realized Capital Gains	(.055)	(.039)	(.023)	—	—	—
Total Distributions	(. 253)	(. 450)	(. 444)	(. 427)	(. 422)	(. 421)
Net Asset Value, End of Period	$11.61	$11.26	$11.67	$11.69	$11.04	$11.93

Total Return[1]	5.43%	0.22%	3.70%	9.90%	-3.96%	10.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$325	$314	$346	$351	$381	$490
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.50%	3.47%	3.62%	3.73%	3.70%	3.62%
Portfolio Turnover Rate	25%	19%	16%	16%	17%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.26	$11.67	$11.69	$11.04	$11.93	$11.20
Investment Operations
Net Investment Income	. 204.423		.431	.436	.431	.430
Net Realized and Unrealized Gain (Loss)
on Investments	.405	(.371)	.003	.650	(.890)	.730
Total from Investment Operations	.609	.052	.434	1.086	(.459)	1.160
Distributions
Dividends from Net Investment Income	(. 204)	(. 423)	(. 431)	(. 436)	(. 431)	(. 430)
Distributions from Realized Capital Gains	(.055)	(.039)	(.023)	—	—	—
Total Distributions	(. 259)	(. 462)	(. 454)	(. 436)	(. 431)	(. 430)
Net Asset Value, End of Period	$11.61	$11.26	$11.67	$11.69	$11.04	$11.93

Total Return[1]	5.48%	0.32%	3.79%	9.99%	-3.89%	10.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,140	$3,076	$2,924	$2,780	$2,492	$2,831
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.57%	3.70%	3.81%	3.78%	3.70%
Portfolio Turnover Rate	25%	19%	16%	16%	17%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2017, the fund’s average investments in long and short futures contracts each represented 2% and 1%, respectively, of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily, and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Pennsylvania Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $231,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,457,045	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	(48)	3,457,045	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	526	62,232	89
Ultra 10-Year U.S. Treasury Note	September 2017	(291)	(39,499)	(209)
2-Year U.S. Treasury Note	September 2017	30	6,495	5
30-Year U.S. Treasury Bond	September 2017	(25)	(3,845)	(32)
Ultra Long U.S. Treasury Bond	September 2017	(12)	(1,982)	(18)
10-Year U.S. Treasury Note	September 2017	12	1,516	3
				(162)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2017, the cost of investment securities for tax purposes was $3,305,680,000. Net unrealized appreciation of investment securities for tax purposes was $151,365,000, consisting of unrealized gains of $161,027,000 on securities that had risen in value since their purchase and $9,662,000 in unrealized losses on securities that had fallen in value since their purchase.

Pennsylvania Long-Term Tax-Exempt Fund

F. During the six months ended May 31, 2017, the fund purchased $411,798,000 of investment securities and sold $471,021,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $145,360,000 and $287,465,000, respectively; these amounts are included in purchases and sales.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	39,844	3,499	111,334	9,414
Issued in Lieu of Cash Distributions	5,827	512	10,952	927
Redeemed	(43,876)	(3,860)	(143,455)	(12,126)
Net Increase (Decrease)—Investor Shares	1,795	151	(21,169)	(1,785)
Admiral Shares
Issued	206,430	18,143	496,637	41,918
Issued in Lieu of Cash Distributions	46,441	4,080	78,480	6,645
Redeemed	(281,407)	(24,763)	(307,387)	(26,068)
Net Increase (Decrease)—Admiral Shares	(28,536)	(2,540)	267,730	22,495

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2016	5/31/2017	Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,002.84	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,054.25	$0.97
Admiral Shares	1,000.00	1,054.79	0.46
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for
Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and
Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays
Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal
Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal
Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays
Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES
NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL
BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT
TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY
INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA
INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY
INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer

Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial

Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 18, 2017
VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.